Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Schedule of useful lives of property, plant and equipment

Buildings and leasehold improvements	15 to 41 years
Technical equipment and machinery	3 to 15 years
Office furniture and equipment	3 to 10 years

Schedule of development of property, plant and equipment

	Buildings and leasehold		Plant, machinery		Furniture		Assets under
	improvements		and equipment		and fixtures		construction	Total
in k€	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Owned	Right-of-Use
Cost	323,066	222,624	408,025	4,304	89,484	1,833	252,254	1,072,830	228,761
Accumulated depreciation and impairment	82,011	87,464	237,591	3,098	66,790	700	—	386,392	91,262
January 1, 2025	241,056	135,160	170,434	1,206	22,694	1,133	252,254	686,438	137,499
Recognition of right-of-use asset	—	38,642	—	11,649	—	444	—	—	50,735
Capital expenditure/Additions	7,044	—	15,690	—	4,173	—	37,129	64,036	—
Disposals	67	19	720	—	26	9	(74)	739	28
Divestment of affiliated companies	2,822	—	14,764	—	3,137	—	237,583	258,305	—
Depreciation	18,741	17,803	39,924	1,368	11,652	511	—	70,317	19,681
Impairment	—	797	—	—	—	—	—	—	797
Reclassification	4,797	—	14,343	(121)	4,075	—	(23,094)	121	(121)
Translation differences and other	(12,611)	(12,777)	(5,092)	27	(606)	(3)	(3,151)	(21,460)	(12,754)
Total	218,656	142,406	139,967	11,393	15,521	1,054	25,630	399,774	154,852
Cost	313,881	236,547	391,263	15,314	89,479	2,055	25,630	820,252	253,917
Accumulated depreciation and impairment	95,225	94,142	251,296	3,922	73,958	1,001	—	420,478	99,065
December 31, 2025	218,656	142,406	139,967	11,393	15,521	1,054	25,630	399,774	154,852

	Buildings and leasehold		Plant, machinery and		Furniture		Assets under
	improvements		equipment		and fixtures		construction	Total
in k€	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Owned	Right-of-Use
Cost	274,335	249,853	339,277	4,251	61,763	1,749	225,645	901,020	255,853
Accumulated depreciation and impairment	59,365	75,390	170,713	2,686	41,397	760	—	271,474	78,836
January 1, 2024	214,971	174,463	168,565	1,565	20,365	989	225,645	629,546	177,017
Recognition of right-of-use asset	—	5,518	—	1,096	—	626	—	—	7,241
Capital expenditure/Additions	30,615	—	18,549	—	5,579	—	71,242	125,985	—
Disposals	883	21,967	190	—	80	36	623	1,777	22,003
Depreciation	20,032	20,379	41,017	709	12,555	443	—	73,604	21,530
Impairment	1,199	7,897	676	66	43	7	2,308	4,226	7,969
Reclassification	11,402	25	22,038	(688)	9,109	—	(44,152)	(1,603)	(663)
Translation differences and other	6,182	5,396	3,164	8	319	4	2,451	12,116	5,407
Total	241,056	135,160	170,434	1,206	22,694	1,133	252,254	686,438	137,499
Cost	323,066	222,624	408,025	4,304	89,484	1,833	252,254	1,072,830	228,761
Accumulated depreciation and impairment	82,011	87,464	237,591	3,098	66,790	700	—	386,392	91,262
December 31, 2024	241,056	135,160	170,434	1,206	22,694	1,133	252,254	686,438	137,499